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Justin W. Chairman                                  Morgan, Lewis & Bockius LLP
215-963-5061
jchairman@morganlewis.com


August 10, 2005

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attn: Mark P. Shuman, Esquire
Branch Chief-Legal, Division of Corporation Finance

Re:   Universal Display Corporation
      Registration Statement on Form S-3 -- File No. 333-120737
      ---------------------------------------------------------

Dear Mr. Shuman:

Filed herewith in Amendment No. 4 to the above-referenced registration statement.

Please do not hesitate to contact the undersigned at 215-963-5061 if you should have any questions or comments with regard to these responses.

Very truly yours,

/s/ Justin W. Chairman

Justin W. Chairman

cc:    Sara Kalin, Esquire
       Scott C. Bovino, Esquire